Total
Gotham Absolute Return Fund
Gotham Absolute Return Fund

FUNDVANTAGE TRUST

Gotham Absolute Return Fund

Gotham Enhanced Return Fund

Gotham Neutral Fund

(each a "Fund" and collectively, the "Funds")

Supplement dated July 17, 2020 to the Funds' Prospectus dated February 1, 2020, as amended or supplemented from time to time (the "Prospectus")

The information in this supplement updates and amends certain information contained in the Prospectus and should be read in conjunction with such document.

The supplement updates the Prospectus to reflect the following changes to be effective on July 20, 2020:

●	The fees and expenses of each of the Gotham Absolute Return Fund, the Gotham Enhanced Return Fund and the Gotham Neutral Fund have been updated to reflect that each Fund's investment advisory fee has been reduced from 2.00% to 1.50% and the Adviser has agreed to reduce the expense limitation from 2.15% to 1.50%. In addition, under the revised investment advisory fee and expense limitation the Adviser will not be able to recoup advisory fees waived or expenses reimbursed as the investment advisory fee and expense limitation are both 1.50%.

Accordingly, the Prospectus has been amended as follows:

1.	On page 1 of the Prospectus, the sections "Expenses and Fees" and "Expense Example" of the Fund Summary for the Gotham Absolute Return Fund are deleted in their entirety and replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	1.50%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses[1,2]	1.67%
Fee Waivers and/or Expense Reimbursements[2]	(0.17)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	1.50%

[1]	Effective July 20, 2020, the Fund's investment advisory fee was reduced from 2.00% to 1.50% and the Fund's expense limitation was reduced from 2.15% to 1.50%. Effective August 8, 2019, the Fund eliminated the investment of cash collateral from securities lending and associated expenses. Accordingly, "Annual Fund Operating Expenses" have been restated to reflect current fees as if these changes were in effect during the entire fiscal year ended September 30, 2019. "Other Expenses" does not include direct or indirect costs associated with the swap(s). Costs associated with swaps include any fees paid to the swap counterparty and the costs associated with the underlying reference assets including dividend and interest expenses on securities sold short. Such costs have the effect of reducing the return of the swap(s). The Fund's performance is net of all such embedded swap fees and expenses.

[2]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (exclusive of taxes, "Acquired Fund Fees and Expenses", dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$153	$510	$891	$1,962

Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Gotham Absolute Return Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Gotham Absolute Return Fund Institutional Class
Management Fees	1.50%	[1]
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	0.17%	[1]
Total Annual Fund Operating Expenses	1.67%	[1],[2]
Fee Waivers and/or Expense Reimbursements	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.50%	[2]
[1]	Effective July 20, 2020, the Fund's investment advisory fee was reduced from 2.00% to 1.50% and the Fund's expense limitation was reduced from 2.15% to 1.50%. Effective August 8, 2019, the Fund eliminated the investment of cash collateral from securities lending and associated expenses. Accordingly, "Annual Fund Operating Expenses" have been restated to reflect current fees as if these changes were in effect during the entire fiscal year ended September 30, 2019. "Other Expenses" does not include direct or indirect costs associated with the swap(s). Costs associated with swaps include any fees paid to the swap counterparty and the costs associated with the underlying reference assets including dividend and interest expenses on securities sold short. Such costs have the effect of reducing the return of the swap(s). The Fund's performance is net of all such embedded swap fees and expenses.
[2]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (exclusive of taxes, "Acquired Fund Fees and Expenses", dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Gotham Absolute Return Fund | Institutional Class | USD ($)	153	510	891	1,962

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE